BONDS AND SECURITIES AT AMORTIZED COST (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Brazilian government securities	R$ 53,635,938	R$ 92,968,540
Corporate debt securities	121,732,123	115,791,373
Balance on	175,368,061	208,759,913
At cost [member]
IfrsStatementLineItems [Line Items]
Brazilian government securities	54,282,125	96,481,696
Corporate debt securities	120,924,952	115,129,378
Balance on	175,207,077	211,611,074
Gross Unrealized Gains [Member]
IfrsStatementLineItems [Line Items]
Brazilian government securities	4,007,277	3,146,166
Corporate debt securities	1,387,469	1,334,724
Balance on	5,394,746	4,480,890
Gross Unrealized Losses [Member]
IfrsStatementLineItems [Line Items]
Brazilian government securities	(4,653,464)	(6,659,322)
Corporate debt securities	(580,298)	(672,729)
Balance on	R$ (5,233,762)	R$ (7,332,051)